Events after reporting period - Additional Information (Detail) £ / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended	6 Months Ended
	Jul. 31, 2023 GBP (£) £ / shares shares	Jul. 31, 2023 USD ($) shares	Aug. 31, 2023 GBP (£)	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 £ / shares shares	Jun. 30, 2022 shares
Private Placement Loan Notes [member]
Statement [line items]
Share conversion price per share | (per share)				$ 0.174	£ 0.174
Number of shares issued				17,774,895	17,774,895	0
Repayment Of Convertible Loan [member] | Private Placement Loan Notes [member]
Statement [line items]
Repayment of convertible loan | £			£ 2,600,000
Conversion of debt into equity [member] | Private Placement Loan Notes [member]
Statement [line items]
Value of debt converted into equity | £	£ 1,025,641
ADS [member] | Major ordinary share transactions [member]
Statement [line items]
Par value per share | £ / shares	£ 0.003
ADS [member] | Major ordinary share transactions [member] | Jefferies LLC [member] | Open Market Sale Agreement [member]
Statement [line items]
Number of warrants converted	9,673,419	9,673,419
Ordinary shares [member]
Statement [line items]
Number of shares issued				501,380	501,380
Ordinary shares [member] | Major ordinary share transactions [member]
Statement [line items]
Share conversion price per share | £ / shares	£ 0.174
Proceeds from issue of ordinary shares	1,929,040
Number of shares issued	9,645,200
Ordinary shares [member] | Major ordinary share transactions [member] | Jefferies LLC [member] | Open Market Sale Agreement [member]
Statement [line items]
Proceeds from issue of ordinary shares	£ 9,300,000	$ 12.0
Number of shares issued	48,367,095